                                                               File Nos.33-85014
                                                                        811-8810


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                          [ X ]



                         Pre-Effective Amendment No.                 [   ]
                         Post-Effective Amendment No. 12             [ X ]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                   [ X ]


                                Amendment No. 14
                        (Check appropriate box or boxes)



                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     First SunAmerica Life Insurance Company
                               (Name of Depositor)

                          733 Third Avenue, 4th Floor
                            New York, New York 10017
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (310) 772-6000

                              Susan L. Harris, Esq.
                     First SunAmerica Life Insurance Company
                               c/o SunAmerica Inc.
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)





It is proposed that this filing will become effective:


           immediately upon filing pursuant to paragraph (b) of Rule 485
        --
        X  on March 31, 2000 pursuant to paragraph (b) of Rule 485
        --
           60 days after filing pursuant to paragraph (a)(1) of Rule 485
        --
           on [         ] pursuant to paragraph (a)(1) of Rule 485
        --

                          FS VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS


Incorporated herein by reference to Post-Effective Amendment No. 11 under Securities Act of 1933 (the 33 Act) and No. 13 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 33-85014 and 811-8810 filed on Form N-4 on December 6, 1999.

                  PART B - STATEMENT OF ADDITIONAL INFORMATION



Incorporated herein by reference to Post-Effective Amendment No. 11 under Securities Act of 1933 (the 33 Act) and No. 13 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 33-85014 and 811-8810 filed on Form N-4 on December 6, 1999.

                                     PART C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                 [POLARIS LOGO]

                                    PROFILE


                               December 13, 1999





Incorporated herein by reference to Post-Effective Amendment No. 11 under Securities Act of 1933 (the 33 Act) and No. 13 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 33-85014 and 811-8810 filed on Form N-4 on December 6, 1999.

                                 [POLARIS LOGO]

                                   PROSPECTUS

                               December 13, 1999





Incorporated herein by reference to Post-Effective Amendment No. 11 under Securities Act of 1933 (the 33 Act) and No. 13 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 33-85014 and 811-8810 filed on Form N-4 on December 6, 1999.

                       STATEMENT OF ADDITIONAL INFORMATION


                  Fixed and Variable Deferred Annuity Contracts
                                    issued by

                          FS VARIABLE SEPARATE ACCOUNT


               DEPOSITOR: FIRST SUNAMERICA LIFE INSURANCE COMPANY











This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated March 31, 2000, relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:


                     First SunAmerica Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299





             THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS
                                 MARCH 31, 2000

                                TABLE OF CONTENTS

                                                                                                    PAGE
                                                                                                    ----

Separate Account.................................................................................       3

General Account..................................................................................       4

Performance Data.................................................................................       4

Income Payments..................................................................................       9

Annuity Unit Values..............................................................................       10

Taxes............................................................................................       13

Distribution of Contracts........................................................................       18

Financial Statements.............................................................................       18


--------------------------------------------------------------------------------
                                SEPARATE ACCOUNT
--------------------------------------------------------------------------------

     FS Variable Separate Account was originally established by the First SunAmerica Life Insurance Company (the "Company") on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

     The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

     The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).

--------------------------------------------------------------------------------
                                    GENERAL ACCOUNT
--------------------------------------------------------------------------------

     The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA fixed accounts for 6-month and 1-year periods available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

--------------------------------------------------------------------------------
                                    PERFORMANCE DATA
--------------------------------------------------------------------------------

     From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of any withdrawal charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the separate account may advertise "total return" data for its other Variable Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.


     For periods starting prior to the date the Variable Portfolios first became available through the Separate Accounts the total return data for the Variable Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Variable Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the Variable Portfolio became available with the separate account (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.


     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO


     The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 1999 were 4.57% and 4.68%, respectively.


     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV-SV-CMF)/(SV)
     where:

           SV = value of one Accumulation Unit at the start of a 7 day period

           EV = value of one Accumulation Unit at the end of the 7 day period

          CMF = an allocated portion of the $30 annual Contract Maintenance Fee, prorated for 7 days

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

          Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

     Effective Yield = [(Base Period Return + 1) 365/7 - 1].

     Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of transfer fees or withdrawal charges.

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments, but also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".

     The total returns of the various Variable Portfolios since each Variable Portfolio's inception date are shown on the next page, both with and without an assumed complete redemption at the end of the period.

                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999
                        (RETURN WITH/WITHOUT REDEMPTION)



                                                 INCEPTION                            SINCE
               VARIABLE PORTFOLIO                  DATE            1 YEAR           INCEPTION
               ------------------                  ----            ------           ---------
Anchor Series Trust
-------------------
   Capital Appreciation                           4/6/95           58.32/65.32       32.30/32.52
   Growth                                         4/6/95           17.96/24.96       25.41/25.68
   Natural Resources                              5/30/95          32.30/39.30        3.89/4.46
   Gov't & Quality Bond                           5/3/95          -10.15/-3.15        4.46/5.00

SunAmerica Series Trust
-----------------------
   Emerging Markets                               6/12/97          67.59/74.59        0.68/2.59
   International Diversified Equities             4/12/95          15.61/22.61       12.65/13.05
   Global Equities                                5/22/95          21.89/28.89       18.41/18.76
   International Growth and Income                6/9/97           15.29/22.29       11.77/13.39
   MFS Mid-Cap Growth                            10/19/99              ----          32.96/39.96
   Aggressive Growth                              6/3/96           74.82/81.82       27.51/28.10
   Real Estate                                    6/2/97          -15.99/-8.99       -6.64/-4.52
   Putnam Growth                                  4/6/95           20.70/27.70       26.28/26.54
   MFS Growth and Income*                         4/6/95           -2.70/4.30        18.07/18.41
   Alliance Growth                                4/6/95           24.05/31.05       35.25/35.45
   "Dogs" of Wall Street                         10/19/99         -15.55/-8.55       -9.36/-2.36
   Venture Value                                  4/6/95            7.33/14.33       21.73/22.03
   Federated Value                                6/3/96           -2.45/4.55        14.95/15.72
   Growth-Income                                  4/12/95          21.04/28.04       27.82/28.07
   Utility                                        6/3/96           -6.83/0.17        11.32/12.16
   Asset Allocation                               4/24/95           0.77/7.77        12.27/12.69
   MFS Total Return**                             5/8/95           -5.74/1.26        11.70/12.13
   SunAmerica Balanced                            6/3/96            12.5/19.5        20.11/20.81
   Worldwide High Income                          5/2/95           10.40/17.40        9.33/9.79
   High-Yield Bond                                5/8/95           -2.12/4.88         5.77/6.29
   Corporate Bond                                 4/12/95          -10.38-3.38        4.22/4.76
   Global Bond                                    5/2/95           -9.55/-2.55        6.21/6.72




-----------------
 * Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel,
   Inc.
** Formerly named Balanced/Phoenix and managed by Phoenix Investment Counsel,
   Inc.

Total return figures are based on historical data and are not intended to indicate future performance.

                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999


                                          INCEPTION                                                        SINCE
       VARIABLE PORTFOLIO                    DATE           1 YEAR          5 YEAR         10 YEAR       INCEPTION
       ------------------                    ----           ------          ------         --------      ----------

Anchor Series Trust
-------------------
     Capital Appreciation                   4/6/95        58.32/65.32      31.81/32.01       21.71      32.30/32.52
     Growth                                 4/6/95        17.96/24.96      25.29/25.53       15.69      25.41/25.68
     Natural Resources                     5/30/95        32.30/39.30       5.23/5.72         4.31       3.89/4.46
     Government and Quality Bond            5/3/95       -10.15/-3.15       5.48/5.96         5.84       4.46/5.00

SunAmerica Series Trust
-----------------------
     Emerging Markets                      6/12/97        67.59/74.59          N/A            N/A        0.68/2.59
     International Diversified Equities    4/12/95        15.61/22.61      11.45/11.84        N/A       12.65/13.05
     Global Equities                       5/22/95        21.89/28.89      18.11/18.42        N/A       18.41/18.76
     International Growth & Income          6/9/97        15.29/22.29          N/A            N/A       11.77/13.39
     MFS Mid Cap Growth                   10/19/99             N/A             N/A            N/A       32.96/39.96
     Aggressive Growth                      6/3/96        74.82/81.82          N/A            N/A       27.51/28.10
     Real Estate                            6/2/97       -15.99/-8.99          N/A            N/A       -6.64/-4.52
     Putnam Growth                          4/6/95        20.70/27.70      26.09/26.33        N/A       26.28/26.54
     MFS Growth and Income                  4/6/95         -2.70/4.30      18.77/19.07        N/A       18.07/18.41
     Alliance Growth                        4/6/95        24.05/31.05      35.37/35.55        N/A       35.25/35.45
     "Dogs" of Wall Street                10/19/99       -15.55/-8.55          N/A            N/A       -9.36/-2.36
     Venture Value                          4/6/95         7.33/14.33      22.75/23.01        N/A       21.73/22.03
     Federated Value                        6/3/96         -2.45/4.55          N/A            N/A       14.95/15.72
     Growth-Income                         4/12/95        21.04/28.04      28.29/28.51        N/A       27.82/28.07
     Utility                                6/3/96         -6.83/0.17          N/A            N/A       11.32/12.16
     Asset Allocation                      4/24/95          0.77/7.77       13.5/13.86        N/A       12.27/12.69
     MFS Total Return                       5/8/95         -5.74/1.26       12.9/13.27        N/A       11.70/12.13
     SunAmerica Balanced                    6/3/96        12.50/19.50          N/A            N/A       20.11/20.81
     Worldwide High Income                  5/2/95        10.40/17.40        9.49/9.9         N/A        9.33/9.79
     High-Yield Bond                        5/8/95         -2.12/4.88       7.01/7.46         N/A        5.77/6.29
     Corporate Bond                        4/12/95       -10.38/-3.38       5.09/5.58         N/A        4.22/4.76
     Global Bond                            5/2/95        -9.55/-2.55       7.06/7.52         N/A        6.21/6.72



Total return figures are based on historical data and are not intended to indicate future performance.

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                  P(1+T)n = ERV

         where:   P =  a hypothetical initial payment of $1,000
                  T =  average annual total return
                  n =  number of years

               ERV  =  ending redeemable value of a hypothetical $1,000
                       payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

     The total return figures reflect the effect of both nonrecurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of Contract Maintenance Fees on a particular account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Variable Portfolio over the same time periods would generally have been different from those produced by the computation. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

--------------------------------------------------------------------------------
                                 INCOME PAYMENTS
--------------------------------------------------------------------------------

INITIAL MONTHLY INCOME PAYMENTS

     The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account option and the Variable Portfolio(s) and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY INCOME PAYMENTS

     For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

     For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

--------------------------------------------------------------------------------
                               ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

     Illustrative Example

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                               = 1.00174825

     Illustrative Example

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                  1/[(1.035)(1/12) ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     Illustrative Example

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income annuity payment date is $13.327695.

     P's first variable income payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly income payments for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

     P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 47.593968 x $13.327695 = $634.32

     The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

     Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

     Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-Qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

     For annuity payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of annuity payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

     The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

     An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

     Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS

     Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

     An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

QUALIFIED PLANS

     The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

     Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

     Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

     (A) H.R. 10 Plans

          Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans and such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

     (B) Tax-Sheltered Annuities

          Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501 (c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.

     (C) Individual Retirement Annuities

          Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.

     (D) Roth IRAs

          Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

     (E) Corporate Pension and Profit-Sharing Plans

          Section 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interest; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

     (F) Deferred Compensation Plans - Section 457

          Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their Beneficiaries.

--------------------------------------------------------------------------------
                            DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

     The contracts are offered on a continuous basis through the distributor for the separate account, SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


     The audited financial statements of the Company as of September 30, 1998 and 1997 and for each of the three years in the period ended September 30, 1998 are incorporated herein by reference to Post-Effective Amendment No. 11 under the Securities Act of 1933 (the 33 Act) and No. 13 under the Investment Company Act of 1940 (the 40 Act) to this Registration Statement file No. 33-85014 and 811-8810 filed on form N-4 on December 6, 1999. Effective December 31, 1999, the Company changed its fiscal year end from September 30 to December 31. Reflecting this change, also incorporated herein by reference to the above stated Registration Statement is the audited Transition Report of the Company as of and for the three month period ended December 31, 1998. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA fixed accounts for 6-month and 1-year periods.

     Effective December 31, 1999, FS Variable Separate Account changed its fiscal year end from November 30 to December 31. Reflecting this change, included in this Statement of Additional Information are the FS Variable Separate Account audited financial statements as of and for the one month period ended December 31, 1999 and as of November 30, 1999 and for each of the two fiscal years in the period ended November 30, 1999.

     Documents incorporated by reference for filing purposes will still appear at the end of this document when it is distributed upon request.


     PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                          FS VARIABLE SEPARATE ACCOUNT

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                     DECEMBER 31, 1999 AND NOVEMBER 30, 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Separate Account


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Variable Account constituting FS Variable Separate Account, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at December 31, 1999 and November 30, 1999, the results of their operations for the one month ended December 31, 1999 and for the fiscal year ended November 30, 1999, and the changes in their net assets for the one month ended December 31, 1999 and for the two fiscal years ended November 30, 1999 and 1998, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 and November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers, LLP
Los Angeles, California
March 3, 2000

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999



                                                                               Government International
                                         Capital                    Natural           and   Diversified        Global    Aggressive
                                    Appreciation        Growth    Resources  Quality Bond      Equities      Equities        Growth
                                       Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                    ------------   -----------   ---------- -------------   -----------   -----------   -----------
Assets:
  Investments in Anchor Series
    Trust, at market value           $43,525,781   $17,759,531   $1,874,071   $11,220,079   $         0   $         0   $         0
  Investments in SunAmerica Series
    Trust, at market value                     0             0            0             0    15,320,573    12,867,520    21,086,292

Liabilities                                    0             0            0             0             0             0             0
                                     -----------   -----------   ----------   -----------   -----------   -----------   -----------
Net Assets                           $43,525,781   $17,759,531   $1,874,071   $11,220,079   $15,320,573   $12,867,520   $21,086,292
                                     ===========   ===========   ==========   ===========   ===========   ===========   ===========

Accumulation units outstanding         1,008,089       544,578      149,945       844,907       905,352       484,217       867,740
                                     ===========   ===========   ==========   ===========   ===========   ===========   ===========

Unit value of accumulation units     $     43.17   $     32.61   $    12.50   $     13.28   $     16.92   $     26.57   $     24.30
                                     ===========   ===========   ==========   ===========   ===========   ===========   ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999
                                   (Continued)



                                                                                     MFS
                                         Venture    Federated        Putnam      Growth &      Alliance       Growth-         Asset
                                           Value        Value        Growth        Income        Growth        Income    Allocation
                                       Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------
Assets:
  Investments in Anchor Series
    Trust, at market value           $         0   $        0   $         0   $         0   $         0   $         0   $         0
  Investments in SunAmerica Series
    Trust, at market value            66,104,260    9,501,613    27,574,234    10,538,383    97,332,209    62,282,825    20,805,498

Liabilities                                    0            0             0             0             0             0             0
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------
Net Assets                           $66,104,260   $9,501,613   $27,574,234   $10,538,383   $97,332,209   $62,282,825   $20,805,498
                                     ===========   ==========   ===========   ===========   ===========   ===========   ===========

Accumulation units outstanding         2,370,974      562,638       870,842       445,395     2,004,501     1,734,522     1,050,186
                                     ===========   ==========   ===========   ===========   ===========   ===========   ===========

Unit value of accumulation units     $     27.88   $    16.89   $     31.67   $     23.67   $     48.56   $     35.91   $     19.81
                                     ===========   ==========   ===========   ===========   ===========   ===========   ===========



                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999
                                   (Continued)



                                      SunAmerica          MFS                 Worldwide    High-Yield       Global    Corporate
                                        Balanced Total Return      Utility  High Income          Bond         Bond         Bond
                                       Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                     ----------- ------------   ----------  -----------   -----------   ----------   ----------
Assets:
  Investments in Anchor Series
    Trust, at market value           $         0   $        0   $        0   $        0   $         0   $        0   $        0
  Investments in SunAmerica Series
    Trust, at market value            21,004,433    9,116,380    4,956,980    7,417,879    17,443,289    4,805,810    5,674,826

Liabilities                                    0            0            0            0             0            0            0
                                     -----------   ----------   ----------   ----------   -----------   ----------   ----------

Net Assets                           $21,004,433   $9,116,380   $4,956,980   $7,417,879   $17,443,289   $4,805,810   $5,674,826
                                     ===========   ==========   ==========   ==========   ===========   ==========   ==========

Accumulation units outstanding         1,067,349      490,051      328,240      472,561     1,172,818      341,155      451,341
                                     ===========   ==========   ==========   ==========   ===========   ==========   ==========

Unit value of accumulation units     $     19.69   $    18.60   $    15.11   $    15.70   $     14.87   $    14.09   $    12.76
                                     ===========   ==========   ==========   ==========   ===========   ==========   ==========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999
                                   (Continued)


                                  International                               "Dogs"         MFS
                                       Growth &     Emerging         Real    of Wall      Mid-Cap         Cash
                                         Income      Markets       Estate     Street       Growth    Management
                                      Portfolio    Portfolio    Portfolio  Portfolio    Portfolio     Portfolio          TOTAL
                                     ----------   ----------   ----------   --------   ----------   -----------   ------------
Assets:
  Investments in Anchor Series
    Trust, at market value           $        0   $        0   $        0   $      0   $        0   $         0   $ 74,379,462
  Investments in SunAmerica Series
    Trust, at market value            7,209,207    3,730,983    1,302,837    210,960    1,447,344    12,566,016    440,300,351

Liabilities                                   0            0            0          0            0             0              0
                                     ----------   ----------   ----------   --------   ----------   -----------   ------------
Net Assets                           $7,209,207   $3,730,983   $1,302,837   $210,960   $1,447,344   $12,566,016   $514,679,813
                                     ==========   ==========   ==========   ========   ==========   ===========   ============

Accumulation units outstanding          512,671      346,205      146,237     23,471       88,761     1,022,344
                                     ==========   ==========   ==========   ========   ==========   ===========

Unit value of accumulation units     $    14.07   $    10.77   $     8.91   $   8.99   $    16.31   $     12.25
                                     ==========   ==========   ==========   ========   ==========   ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999


                                                                                Government International
                                           Capital                   Natural           and   Diversified       Global   Aggressive
                                      Appreciation        Growth   Resources  Quality Bond      Equities     Equities       Growth
                                         Portfolio     Portfolio   Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                      ------------   -----------  ----------  ------------ -------------  -----------  -----------
Assets:
  Investments in Anchor Series
    Trust, at market value             $35,652,332   $16,151,495  $1,659,358   $10,939,968   $         0  $         0  $         0
    Investments in SunAmerica Series
      Trust, at market value                     0             0           0             0    14,267,667   11,170,312   15,316,811

Liabilities                                      0             0           0             0             0            0            0
                                       -----------   -----------  ----------   -----------   -----------  -----------  -----------
Net Assets                             $35,652,332   $16,151,495  $1,659,358   $10,939,968   $14,267,667  $11,170,312  $15,316,811
                                       ===========   ===========  ==========   ===========   ===========  ===========  ===========


Accumulation units outstanding             979,651       543,129     145,614       817,993       921,115      461,621      805,328
                                       ===========   ===========  ==========   ===========   ===========  ===========  ===========

Unit value of accumulation units       $     36.39   $     29.74  $    11.40   $     13.37   $     15.49  $     24.20  $     19.02
                                       ===========   ===========  ==========   ===========   ===========  ===========  ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999
                                   (Continued)


                                                                                    MFS
                                         Venture    Federated        Putnam     Growth &      Alliance       Growth-         Asset
                                           Value        Value        Growth       Income        Growth        Income    Allocation
                                       Portfolio    Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                     -----------   ----------   -----------   ----------   -----------   -----------   -----------
Assets:
  Investments in Anchor Series
    Trust, at market value           $         0   $        0   $         0   $        0   $         0   $         0   $         0
  Investments in SunAmerica Series
    Trust, at market value            62,795,720    9,125,265    23,476,467    9,704,314    84,270,036    55,594,028    19,895,410

Liabilities                                    0            0             0            0             0             0             0
                                     -----------   ----------   -----------   ----------   -----------   -----------   -----------
Net Assets                           $62,795,720   $9,125,265   $23,476,467   $9,704,314   $84,270,036   $55,594,028   $19,895,410
                                     ===========   ==========   ===========   ==========   ===========   ===========   ===========

Accumulation units outstanding         2,363,904      555,385       828,070      430,432     1,901,945     1,679,055     1,041,762
                                     ===========   ==========   ===========   ==========   ===========   ===========   ===========

Unit value of accumulation units     $     26.57   $    16.43   $     28.36   $    22.55   $     44.31   $     33.11   $     19.10
                                     ===========   ==========   ===========   ==========   ===========   ===========   ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999
                                   (Continued)


                                                         MFS
                                      SunAmerica        Total                 Worldwide    High-Yield       Global    Corporate
                                        Balanced       Return      Utility  High Income          Bond         Bond         Bond
                                       Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                     -----------   ----------   ----------  -----------   -----------   ----------   ----------
Assets:
  Investments in Anchor Series
    Trust, at market value           $         0   $        0   $        0   $        0   $         0   $        0   $        0
  Investments in SunAmerica Series
    Trust, at market value            18,282,476    8,592,381    4,674,319    7,281,716    14,804,931    4,682,824    5,582,199

Liabilities                                    0            0            0            0             0            0            0
                                     -----------   ----------   ----------   ----------   -----------   ----------   ----------
Net Assets                           $18,282,476   $8,592,381   $4,674,319   $7,281,716   $14,804,931   $4,682,824   $5,582,199
                                     ===========   ==========   ==========   ==========   ===========   ==========   ==========

Accumulation units outstanding         1,003,514      464,535      308,375      478,116     1,006,610      331,825      443,122
                                     ===========   ==========   ==========   ==========   ===========   ==========   ==========

Unit value of accumulation units     $     18.23   $    18.50   $    15.16   $    15.23   $     14.71   $    14.11   $    12.78
                                     ===========   ==========   ==========   ==========   ===========   ==========   ==========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999
                                   (Continued)


                                  International                              "Dogs"       MFS
                                       Growth &     Emerging         Real   of Wall    Mid-Cap          Cash
                                         Income      Markets       Estate    Street     Growth    Management
                                      Portfolio    Portfolio    Portfolio Portfolio  Portfolio     Portfolio          TOTAL
                                     ----------   ----------   ---------- ---------  ---------   -----------   ------------
Assets:
  Investments in Anchor Series
    Trust, at market value           $        0   $        0   $        0   $     0   $      0   $         0   $ 64,403,153
  Investments in SunAmerica Series
    Trust, at market value            6,362,057    2,919,924    1,193,513    72,578    927,604    12,282,449    393,275,001

Liabilities                                   0            0            0         0          0             0              0
                                     ----------   ----------   ----------   -------   --------   -----------   ------------
Net Assets                           $6,362,057   $2,919,924   $1,193,513   $72,578   $927,604   $12,282,449   $457,678,154
                                     ==========   ==========   ==========   =======   ========   ===========   ============

Accumulation units outstanding          475,183      324,647      140,396     7,956     65,176     1,003,095
                                     ==========   ==========   ==========   =======   ========   ===========

Unit value of accumulation units     $    13.40   $     8.99   $     8.50   $  9.12   $  14.23   $     12.20
                                     ==========   ==========   ==========   =======   ========   ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 1999


                                                                     Market Value               Market
Variable Accounts                                       Shares          Per Share                 Value                  Cost
-----------------                                    ---------       ------------          ------------          ------------
ANCHOR SERIES TRUST:
    Capital Appreciation Portfolio                     763,284            $ 57.02          $ 43,525,781          $ 26,021,574
    Growth Portfolio                                   461,058              38.52            17,759,531            13,729,050
    Natural Resources Portfolio                        115,505              16.22             1,874,071             1,769,039
    Government and Quality Bond Portfolio              819,965              13.68            11,220,079            11,727,197
                                                                                           ------------          ------------
                                                                                             74,379,462            53,246,860
                                                                                           ------------          ------------
SUNAMERICA SERIES TRUST:
    International Diversified Equities Portfolio       957,673              16.00            15,320,573            11,492,916
    Global Equities Portfolio                          590,580              21.79            12,867,520             9,991,580
    Aggressive Growth Portfolio                        902,727              23.36            21,086,292            12,004,845
    Venture Value Portfolio                          2,467,229              26.79            66,104,260            49,884,512
    Federated Value Portfolio                          573,389              16.57             9,501,613             8,408,914
    Putnam Growth Portfolio                            978,287              28.19            27,574,234            20,415,441
    MFS Growth & Income Portfolio                      754,643              13.96            10,538,383            10,668,207
    Alliance Growth Portfolio                        2,536,640              38.37            97,332,209            70,097,402
    Growth-Income Portfolio                          1,912,095              32.57            62,282,825            45,556,942
    Asset Allocation Portfolio                       1,387,879              14.99            20,805,498            20,558,920
    SunAmerica Balanced Portfolio                    1,069,326              19.64            21,004,433            16,951,254
    MFS Total Return Portfolio                         637,081              14.31             9,116,380             9,044,161
    Utility Portfolio                                  344,728              14.38             4,956,980             4,805,210
    Worldwide High Income Portfolio                    697,188              10.64             7,417,879             7,680,624
    High-Yield Bond Portfolio                        1,663,657              10.48            17,443,289            18,177,152
    Global Bond Portfolio                              444,448              10.81             4,805,810             4,983,438
    Corporate Bond Portfolio                           510,161              11.12             5,674,826             5,841,927
    International Growth & Income Portfolio            559,093              12.89             7,209,207             6,931,633
    Emerging Markets Portfolio                         336,556              11.09             3,730,983             2,828,368
    Real Estate Portfolio                              147,845               8.81             1,302,837             1,513,557
    "Dogs" of Wall Street Portfolio                     23,554               8.96               210,960               214,184
    MFS Mid-Cap Growth Portfolio                        89,038              16.26             1,447,344             1,285,198
    Cash Management Portfolio                        1,154,303              10.89            12,566,016            12,468,030
                                                                                           ------------          ------------
                                                                                            440,300,351           351,804,415
                                                                                           ------------          ------------
                                                                                           $514,679,813          $405,051,275
                                                                                           ============          ============


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                NOVEMBER 30, 1999


                                                                    Market Value                Market
Variable Accounts                                       Shares         Per Share                 Value                  Cost
-----------------                                    ---------      ------------          ------------          ------------
ANCHOR SERIES TRUST:
    Capital Appreciation Portfolio                     742,712           $ 48.00          $ 35,652,332          $ 24,806,625
    Growth Portfolio                                   460,426             35.08            16,151,495            13,600,364
    Natural Resources Portfolio                        112,314             14.77             1,659,358             1,717,717
    Government and Quality Bond Portfolio              794,871             13.76            10,939,968            11,402,947
                                                                                          ------------          ------------
                                                                                            64,403,153            51,527,653
                                                                                          ------------          ------------
SUNAMERICA SERIES TRUST:
    International Diversified Equities Portfolio       975,606             14.62            14,267,667            11,641,600
    Global Equities Portfolio                          563,751             19.81            11,170,312             9,406,104
    Aggressive Growth Portfolio                        838,884             18.26            15,316,811            10,638,753
    Venture Value Portfolio                          2,463,047             25.50            62,795,720            49,597,967
    Federated Value Portfolio                          566,729             16.10             9,125,265             8,293,395
    Putnam Growth Portfolio                            931,436             25.20            23,476,467            19,147,630
    MFS Growth & Income Portfolio                      730,220             13.29             9,704,314            10,338,694
    Alliance Growth Portfolio                        2,409,968             34.97            84,270,036            65,415,601
    Growth-Income Portfolio                          1,853,337             30.00            55,594,028            43,638,894
    Asset Allocation Portfolio                       1,378,526             14.43            19,895,410            20,417,823
    SunAmerica Balanced Portfolio                    1,006,634             18.16            18,282,476            15,743,183
    MFS Total Return Portfolio                         604,689             14.21             8,592,381             8,583,136
    Utility Portfolio                                  324,280             14.41             4,674,319             4,514,394
    Worldwide High Income Portfolio                    706,301             10.31             7,281,716             7,794,239
    High-Yield Bond Portfolio                        1,429,797             10.35            14,804,931            15,744,534
    Global Bond Portfolio                              432,849             10.82             4,682,824             4,861,199
    Corporate Bond Portfolio                           501,380             11.13             5,582,199             5,745,523
    International Growth & Income Portfolio            472,372             13.47             6,362,057             5,771,770
    Emerging Markets Portfolio                         316,007              9.24             2,919,924             2,610,698
    Real Estate Portfolio                              142,123              8.40             1,193,513             1,467,050
    "Dogs" of Wall Street Portfolio                      7,994              9.08                72,578                75,333
    MFS Mid-Cap Growth Portfolio                        64,531             14.37               927,604               903,918
    Cash Management Portfolio                        1,134,061             10.83            12,282,449            12,225,009
                                                                                          ------------          ------------
                                                                                           393,275,001           334,576,447
                                                                                          ------------          ------------
                                                                                          $457,678,154          $386,104,100
                                                                                          ============          ============


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999


                                                                             Government International
                                         Capital                   Natural          and   Diversified        Global    Aggressive
                                    Appreciation        Growth   Resources Quality Bond      Equities      Equities        Growth
                                       Portfolio     Portfolio   Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                    ------------    ----------    --------    ---------    ----------    ----------    ----------
Investment income:
  Dividends and capital
    gains distributions              $        --    $       --    $     --    $      --    $       --    $       --    $       --
                                     -----------    ----------    --------    ---------    ----------    ----------    ----------
        Total investment income                0             0           0            0             0             0             0
                                     -----------    ----------    --------    ---------    ----------    ----------    ----------

Expenses:
    Mortality risk charge                (30,332)      (13,008)     (1,311)      (8,228)      (11,165)       (9,042)      (14,206)
    Guarantee death benefit charge        (4,044)       (1,734)       (175)      (1,097)       (1,489)       (1,206)       (1,894)
    Expense risk charge                  (11,796)       (5,059)       (510)      (3,200)       (4,342)       (3,516)       (5,524)
    Distribution expense charge           (5,056)       (2,168)       (218)      (1,372)       (1,860)       (1,507)       (2,368)
                                     -----------    ----------    --------    ---------    ----------    ----------    ----------
        Total expenses                   (51,228)      (21,969)     (2,214)     (13,897)      (18,856)      (15,271)      (23,992)
                                     -----------    ----------    --------    ---------    ----------    ----------    ----------

Net investment income (loss)             (51,228)      (21,969)     (2,214)     (13,897)      (18,856)      (15,271)      (23,992)
                                     -----------    ----------    --------    ---------    ----------    ----------    ----------

Net realized gains (losses)
  from securities transactions:
    Proceeds from shares sold            338,756       507,979      22,795      429,387       591,582       171,196        80,862
    Cost of shares sold                 (212,371)     (408,407)    (23,402)    (448,192)     (471,781)     (143,729)      (46,442)
                                     -----------    ----------    --------    ---------    ----------    ----------    ----------

Net realized gains (losses) from
    securities transactions              126,385        99,572        (607)     (18,805)      119,801        27,467        34,420
                                     -----------    ----------    --------    ---------    ----------    ----------    ----------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period               10,845,707     2,551,131     (58,359)    (462,979)    2,626,067     1,764,208     4,678,058
    End of period                     17,504,207     4,030,481     105,032     (507,118)    3,827,657     2,875,940     9,081,447
                                     -----------    ----------    --------    ---------    ----------    ----------    ----------
Change in net unrealized
  appreciation/depreciation
  of investments                       6,658,500     1,479,350     163,391      (44,139)    1,201,590     1,111,732     4,403,389
                                     -----------    ----------    --------    ---------    ----------    ----------    ----------
Increase (decrease) in net
   assets from operations            $ 6,733,657    $1,556,953    $160,570    $ (76,841)   $1,302,535    $1,123,928    $4,413,817
                                     ===========    ==========    ========    =========    ==========    ==========    ==========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                                                                   MFS
                                       Venture     Federated        Putnam     Growth &       Alliance       Growth-         Asset
                                         Value         Value        Growth       Income         Growth        Income    Allocation
                                     Portfolio     Portfolio     Portfolio    Portfolio      Portfolio     Portfolio     Portfolio
                                   -----------    ----------    ----------    ---------    -----------    -----------   ----------
Investment income:
  Dividends and capital
    gains distributions            $        --    $       --    $       --    $      --    $        --    $        --    $      --
                                   -----------    ----------    ----------    ---------    -----------    -----------    ---------
    Total investment income                  0             0             0            0              0              0            0
                                   -----------    ----------    ----------    ---------    -----------    -----------    ---------

Expenses:
  Mortality risk charge                (48,712)       (6,997)      (19,323)      (7,665)       (69,065)       (44,852)     (15,444)
  Guarantee death benefit charge        (6,495)         (933)       (2,576)      (1,022)        (9,209)        (5,980)      (2,059)
  Expense risk charge                  (18,944)       (2,721)       (7,515)      (2,981)       (26,859)       (17,442)      (6,006)
  Distribution expense charge           (8,118)       (1,166)       (3,221)      (1,278)       (11,510)        (7,476)      (2,574)
                                   -----------    ----------    ----------    ---------    -----------    -----------    ---------
    Total expenses                     (82,269)      (11,817)      (32,635)     (12,946)      (116,643)       (75,750)     (26,083)
                                   -----------    ----------    ----------    ---------    -----------    -----------    ---------

Net investment income (loss)           (82,269)      (11,817)      (32,635)     (12,946)      (116,643)       (75,750)     (26,083)
                                   -----------    ----------    ----------    ---------    -----------    -----------    ---------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold          747,968        69,584         6,562       78,624        264,332        339,865      206,195
    Cost of shares sold               (582,399)      (63,389)       (5,077)     (82,391)      (198,529)      (259,255)    (208,946)
                                   -----------    ----------    ----------    ---------    -----------    -----------    ---------

Net realized gains (losses) from
  securities transactions              165,569         6,195         1,485       (3,767)        65,803         80,610       (2,751)
                                   -----------    ----------    ----------    ---------    -----------    -----------    ---------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period             13,197,753       831,870     4,328,837     (634,380)    18,854,435     11,955,134     (522,413)
    End of period                   16,219,748     1,092,699     7,158,793     (129,824)    27,234,807     16,725,883      246,578
                                   -----------    ----------    ----------    ---------    -----------    -----------    ---------

Change in net unrealized
  appreciation/depreciation
  of investments                     3,021,995       260,829     2,829,956      504,556      8,380,372      4,770,749      768,991
                                   -----------    ----------    ----------    ---------    -----------    -----------    ---------

Increase (decrease) in net
   assets from operations          $ 3,105,295    $  255,207    $2,798,806    $ 487,843    $ 8,329,532    $ 4,775,609    $ 740,157
                                   ===========    ==========    ==========    =========    ===========    ===========    =========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                      SunAmerica   MFS Total                 Worldwide   High-Yield       Global    Corporate
                                        Balanced      Return      Utility  High Income         Bond         Bond         Bond
                                       Portfolio   Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------
Investment income:
  Dividends and capital
    gains distributions              $        --    $     --    $      --    $      --    $      --    $      --    $      --
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------
    Total investment income                    0           0            0            0            0            0            0
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------

Expenses:
    Mortality risk charge                (14,964)     (6,712)      (3,625)      (5,591)     (12,699)      (3,567)      (4,265)
    Guarantee death benefit charge        (1,995)       (895)        (483)        (745)      (1,693)        (476)        (569)
    Expense risk charge                   (5,819)     (2,610)      (1,410)      (2,174)      (4,938)      (1,387)      (1,659)
    Distribution expense charge           (2,494)     (1,118)        (605)        (932)      (2,117)        (594)        (710)
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------
        Total expenses                   (25,272)    (11,335)      (6,123)      (9,442)     (21,447)      (6,024)      (7,203)
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------

Net investment income (loss)             (25,272)    (11,335)      (6,123)      (9,442)     (21,447)      (6,024)      (7,203)
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold             64,330      50,745       14,974      382,386      117,213       89,681       49,143
    Cost of shares sold                  (54,270)    (51,022)     (14,680)    (401,044)    (122,814)     (93,039)     (50,501)
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------

Net realized gains (losses) from
    securities transactions               10,060        (277)         294      (18,658)      (5,601)      (3,358)      (1,358)
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                2,539,293       9,245      159,925     (512,523)    (939,603)    (178,375)    (163,324)
    End of period                      4,053,179      72,219      151,770     (262,745)    (733,863)    (177,628)    (167,101)
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------

Change in net unrealized
  appreciation/depreciation
  of investments                       1,513,886      62,974       (8,155)     249,778      205,740          747       (3,777)
                                     -----------    --------    ---------    ---------    ---------    ---------    ---------

Increase (decrease) in net
  assets from operations             $ 1,498,674    $ 51,362    $ (13,984)   $ 221,678    $ 178,692    $  (8,635)   $ (12,338)
                                     ===========    ========    =========    =========    =========    =========    =========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                               International                               "Dogs"         MFS
                                    Growth &     Emerging         Real    of Wall      Mid-Cap           Cash
                                      Income      Markets       Estate     Street       Growth     Management
                                   Portfolio    Portfolio    Portfolio  Portfolio    Portfolio      Portfolio            TOTAL
                                   ---------    ---------    ---------  ---------    ---------    -----------    -------------
Investment income:
  Dividends and capital
    gains distributions            $ 635,245    $      --    $      --    $    --    $  18,924    $        --    $     654,169
                                   ---------    ---------    ---------    -------    ---------    -----------    -------------
      Total investment income        635,245            0            0          0       18,924              0          654,169
                                   ---------    ---------    ---------    -------    ---------    -----------    -------------

Expenses:
  Mortality risk charge               (5,179)      (2,540)        (923)      (120)        (872)        (8,814)        (369,221)
  Guarantee death benefit charge        (691)        (339)        (123)       (16)        (116)        (1,175)         (49,229)
  Expense risk charge                 (2,014)        (988)        (359)       (47)        (339)        (3,428)        (143,587)
  Distribution expense charge           (863)        (423)        (153)       (20)        (146)        (1,469)         (61,536)
                                   ---------    ---------    ---------    -------    ---------    -----------    -------------
        Total expenses                (8,747)      (4,290)      (1,558)      (203)      (1,473)       (14,886)        (623,573)
                                   ---------    ---------    ---------    -------    ---------    -----------    -------------

Net investment income (loss)         626,498       (4,290)      (1,558)      (203)      17,451        (14,886)          30,596
                                   ---------    ---------    ---------    -------    ---------    -----------    -------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold         93,039       51,845       13,322      2,333       65,306      2,953,476        7,803,480
    Cost of shares sold              (81,466)     (41,171)     (16,558)    (2,441)     (58,227)    (2,934,356)      (7,075,899)
                                   ---------    ---------    ---------    -------    ---------    -----------    -------------

Net realized gains (losses) from
  securities transactions             11,573       10,674       (3,236)      (108)       7,079         19,120          727,581
                                   ---------    ---------    ---------    -------    ---------    -----------    -------------

Net unrealized appreciation
 (depreciation) of investments:
    Beginning of period              590,287      309,226     (273,537)    (2,755)      23,686         57,440       71,574,054
    End of period                    277,574      902,615     (210,720)    (3,224)     162,146         97,986      109,628,538
                                   ---------    ---------    ---------    -------    ---------    -----------    -------------

Change in net unrealized
  appreciation/depreciation
  of investments                    (312,713)     593,389       62,817       (469)     138,460         40,546       38,054,484
                                   ---------    ---------    ---------    -------    ---------    -----------    -------------

Increase (decrease) in net
  assets from operations           $ 325,358    $ 599,773    $  58,023    $  (780)   $ 162,990    $    44,780    $  38,812,661
                                   =========    =========    =========    =======    =========    ===========    =============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999


                                                                              Government  International
                                         Capital                  Natural            and    Diversified        Global   Aggressive
                                    Appreciation       Growth   Resources   Quality Bond       Equities      Equities       Growth
                                       Portfolio    Portfolio   Portfolio      Portfolio      Portfolio     Portfolio    Portfolio
                                    ------------   ----------   ---------   ------------  -------------   -----------   ----------
Investment income:
  Dividends and capital
    gains distributions              $ 1,361,110   $  925,021   $  20,151    $   665,054    $   272,136   $   727,643   $  943,475
                                     -----------   ----------   ---------    -----------    -----------   -----------   ----------
        Total investment income        1,361,110      925,021      20,151        665,054        272,136       727,643      943,475
                                     -----------   ----------   ---------    -----------    -----------   -----------   ----------

Expenses:
    Mortality risk charge               (232,308)    (112,617)    (12,167)       (93,149)      (116,757)      (79,858)     (95,114)
    Guarantee death benefit charge       (30,974)     (15,016)     (1,622)       (12,420)       (15,568)      (10,648)     (12,682)
    Expense risk charge                  (90,342)     (43,795)     (4,731)       (36,225)       (45,406)      (31,056)     (36,989)
    Distribution expense charge          (38,718)     (18,769)     (2,028)       (15,525)       (19,459)      (13,309)     (15,852)
                                     -----------   ----------   ---------    -----------    -----------   -----------   ----------
        Total expenses                  (392,342)    (190,197)    (20,548)      (157,319)      (197,190)     (134,871)    (160,637)
                                     -----------   ----------   ---------    -----------    -----------   -----------   ----------

Net investment income (loss)             968,768      734,824        (397)       507,735         74,946       592,772      782,838
                                     -----------   ----------   ---------    -----------    -----------   -----------   ----------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold          2,361,829    1,012,160     430,778      5,333,553      3,036,315     2,303,417    1,300,534
    Cost of shares sold               (1,847,985)    (827,698)   (469,100)    (5,450,893)    (2,613,222)   (1,997,147)    (977,344)
                                     -----------   ----------   ---------    -----------    -----------   -----------   ----------

Net realized gains (losses) from
    securities transactions              513,844      184,462     (38,322)      (117,340)       423,093       306,270      323,190
                                     -----------   ----------   ---------    -----------    -----------   -----------   ----------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                1,147,845    1,078,339    (311,716)       103,019      1,321,865       555,769      838,530
    End of period                     10,845,707    2,551,131     (58,359)      (462,979)     2,626,067     1,764,208    4,678,058
                                     -----------   ----------   ---------    -----------    -----------   -----------   ----------

Change in net unrealized
  appreciation/depreciation
  of investments                       9,697,862    1,472,792     253,357       (565,998)     1,304,202     1,208,439    3,839,528
                                     -----------   ----------   ---------    -----------    -----------   -----------   ----------

Increase (decrease) in net
  assets from operations             $11,180,474   $2,392,078   $ 214,638    $  (175,603)   $ 1,802,241   $ 2,107,481   $4,945,556
                                     ===========   ==========   =========    ===========    ===========   ===========   ==========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)


                                                                                   MFS
                                       Venture     Federated       Putnam     Growth &       Alliance       Growth-          Asset
                                         Value         Value       Growth       Income         Growth        Income     Allocation
                                     Portfolio     Portfolio    Portfolio    Portfolio      Portfolio     Portfolio      Portfolio
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------
Investment income:
  Dividends and capital
   gains distributions             $ 2,566,047    $  414,656   $  555,412   $1,445,235    $ 5,619,959   $ 2,197,259    $ 1,579,607
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------
      Total investment income        2,566,047       414,656      555,412    1,445,235      5,619,959     2,197,259      1,579,607
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------

Expenses:
  Mortality risk charge               (520,153)      (76,078)    (142,147)     (55,023)      (541,352)     (353,952)      (172,385)
  Guarantee death benefit charge       (69,354)      (10,144)     (18,953)      (7,336)       (72,180)      (47,194)       (22,985)
  Expense risk charge                 (202,282)      (29,586)     (55,279)     (21,398)      (210,526)     (137,648)       (67,039)
  Distribution expense charge          (86,692)      (12,679)     (23,691)      (9,171)       (90,226)      (58,991)       (28,730)
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------
      Total expenses                  (878,481)     (128,487)    (240,070)     (92,928)      (914,284)     (597,785)      (291,139)
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------

Net investment income (loss)         1,687,566       286,169      315,342    1,352,307      4,705,675     1,599,474      1,288,468
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold        3,149,130       670,651      896,675      606,129      2,979,571     1,893,475      3,305,010
    Cost of shares sold             (2,414,922)     (567,891)    (741,126)    (564,241)    (2,105,975)   (1,424,088)    (3,266,504)
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------

Net realized gains (losses) from
    securities transactions            734,208       102,760      155,549       41,888        873,596       469,387         38,506
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period              8,621,139     1,002,718    1,068,426      329,241      8,212,508     4,901,864       (114,863)
    End of period                   13,197,753       831,870    4,328,837     (634,380)    18,854,435    11,955,134       (522,413)
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------

Change in net unrealized
  appreciation/depreciation
  of investments                     4,576,614      (170,848)   3,260,411     (963,621)    10,641,927     7,053,270       (407,550)
                                   -----------    ----------   ----------   ----------    -----------   -----------    -----------

Increase (decrease) in net
  assets from operations           $ 6,998,388    $  218,081   $3,731,302   $  430,574    $16,221,198   $ 9,122,131    $   919,424
                                   ===========    ==========   ==========   ==========    ===========   ===========    ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)


                                    SunAmerica   MFS Total                   Worldwide      High-Yield       Global      Corporate
                                      Balanced      Return      Utility    High Income            Bond         Bond           Bond
                                     Portfolio   Portfolio    Portfolio      Portfolio       Portfolio    Portfolio      Portfolio
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------
Investment income:
  Dividends and capital
   gains distributions             $   230,302   $ 892,007    $ 242,631    $   712,440    $  1,271,674    $ 313,271    $   223,447
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------
        Total investment income        230,302     892,007      242,631        712,440       1,271,674      313,271        223,447
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------

Expenses:
  Mortality risk charge               (103,094)    (58,472)     (36,758)       (58,099)       (132,668)     (36,630)       (43,523)
  Guarantee death benefit charge       (13,746)     (7,796)      (4,901)        (7,747)        (17,689)      (4,884)        (5,803)
  Expense risk charge                  (40,092)    (22,739)     (14,295)       (22,594)        (51,593)     (14,245)       (16,925)
  Distribution expense charge          (17,183)     (9,746)      (6,127)        (9,683)        (22,112)      (6,105)        (7,254)
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------
      Total expenses                  (174,115)    (98,753)     (62,081)       (98,123)       (224,062)     (61,864)       (73,505)
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------

Net investment income (loss)            56,187     793,254      180,550        614,317       1,047,612      251,407        149,942
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold        1,078,827     277,324      348,400      4,411,112      11,170,218      575,408      1,144,658
    Cost of shares sold               (885,539)   (252,430)    (274,976)    (4,885,337)    (11,089,848)    (566,196)    (1,122,447)
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------

Net realized gains (losses) from
  securities transactions              193,288      24,894       73,424       (474,225)         80,370        9,212         22,211
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period              1,082,614     507,835      255,279     (1,087,572)       (349,291)     160,688        136,527
    End of period                    2,539,293       9,245      159,925       (512,523)       (939,603)    (178,375)      (163,324)
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------

Change in net unrealized
  appreciation/depreciation
  of investments                     1,456,679    (498,590)     (95,354)       575,049        (590,312)    (339,063)      (299,851)
                                   -----------   ---------    ---------    -----------    ------------    ---------    -----------

Increase (decrease) in net
  assets from operations           $ 1,706,154   $ 319,558    $ 158,620    $   715,141    $    537,670    $ (78,444)   $  (127,698)
                                   ===========   =========    =========    ===========    ============    =========    ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)


                                 International                               "Dogs"        MFS
                                      Growth &     Emerging         Real    Wall of     Mid-Cap           Cash
                                        Income      Markets       Estate     Street      Growth      Management
                                     Portfolio    Portfolio    Portfolio  Portfolio   Portfolio       Portfolio           TOTAL
                                   -----------    ---------    ---------    -------    --------    ------------    ------------
Investment income:
  Dividends and capital
    gains distributions            $    96,981    $   2,427    $  43,105    $    --    $     --    $    306,812    $ 23,627,862
                                   -----------    ---------    ---------    -------    --------    ------------    ------------
        Total investment income         96,981        2,427       43,105          0           0         306,812      23,627,862
                                   -----------    ---------    ---------    -------    --------    ------------    ------------

Expenses:
  Mortality risk charge                (42,477)     (14,808)     (11,521)       (33)       (275)        (88,977)     (3,230,395)
  Guarantee death benefit charge        (5,664)      (1,974)      (1,536)        (4)        (37)        (11,864)       (430,721)
  Expense risk charge                  (16,519)      (5,759)      (4,480)       (13)       (107)        (34,602)     (1,256,265)
  Distribution expense charge           (7,079)      (2,468)      (1,920)        (5)        (45)        (14,830)       (538,397)
                                   -----------    ---------    ---------    -------    --------    ------------    ------------
      Total expenses                   (71,739)     (25,009)     (19,457)       (55)       (464)       (150,273)     (5,455,778)
                                   -----------    ---------    ---------    -------    --------    ------------    ------------

Net investment income (loss)            25,242      (22,582)      23,648        (55)       (464)        156,539      18,172,084
                                   -----------    ---------    ---------    -------    --------    ------------    ------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold        1,935,185      520,369      688,941      5,780         146      23,698,036      75,133,631
    Cost of shares sold             (1,787,758)    (522,787)    (739,839)    (5,937)       (136)    (23,529,326)    (70,930,692)
                                   -----------    ---------    ---------    -------    --------    ------------    ------------

Net realized gains (losses) from
    securities transactions            147,427       (2,418)     (50,898)      (157)         10         168,710       4,202,939
                                   -----------    ---------    ---------    -------    --------    ------------    ------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                (22,081)    (355,199)    (131,959)         0           0          71,005      29,022,530
    End of period                      590,287      309,226     (273,537)    (2,755)     23,686          57,440      71,574,054
                                   -----------    ---------    ---------    -------    --------    ------------    ------------

Change in net unrealized
  appreciation/depreciation
  of investments                       612,368      664,425     (141,578)    (2,755)     23,686         (13,565)     42,551,524
                                   -----------    ---------    ---------    -------    --------    ------------    ------------

Increase (decrease) in net
  assets from operations           $   785,037    $ 639,425    $(168,828)   $(2,967)   $ 23,232    $    311,684    $ 64,926,547
                                   ===========    =========    =========    =======    ========    ============    ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999


                                                                             Government  International
                                        Capital                  Natural            and    Diversified        Global    Aggressive
                                   Appreciation       Growth   Resources   Quality Bond       Equities      Equities        Growth
                                      Portfolio    Portfolio   Portfolio      Portfolio      Portfolio     Portfolio     Portfolio
                                   ------------  -----------  ----------   ------------  -------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)      $   (51,228) $   (21,969) $   (2,214)   $   (13,897)   $   (18,856)  $   (15,271)  $   (23,992)
  Net realized gains (losses)
    from securities transactions        126,385       99,572        (607)       (18,805)       119,801        27,467        34,420
  Change in net unrealized
    appreciation/depreciation of
    investments                       6,658,500    1,479,350     163,391        (44,139)     1,201,590     1,111,732     4,403,389
                                    -----------  -----------  ----------    -----------    -----------   -----------   -----------

    Increase (decrease) in net
      assets from operations          6,733,657    1,556,953     160,570        (76,841)     1,302,535     1,123,928     4,413,817
                                    -----------  -----------  ----------    -----------    -----------   -----------   -----------

From capital transactions:
  Net proceeds from units sold        1,182,326      556,828      70,089        759,199        198,619       471,700       718,519
  Cost of units redeemed               (329,250)    (167,463)    (10,799)       (69,718)      (217,653)      (43,457)      (35,145)
  Net transfers                         286,716     (338,282)     (5,147)      (332,529)      (230,595)      145,037       672,290
                                    -----------  -----------  ----------    -----------    -----------   -----------   -----------

    Increase (decrease) in net
      assets from capital
      transactions                    1,139,792       51,083      54,143        356,952       (249,629)      573,280     1,355,664
                                    -----------  -----------  ----------    -----------    -----------   -----------   -----------

Increase (decrease) in net assets     7,873,449    1,608,036     214,713        280,111      1,052,906     1,697,208     5,769,481
Net assets at beginning of period    35,652,332   16,151,495   1,659,358     10,939,968     14,267,667    11,170,312    15,316,811
                                    -----------  -----------  ----------    -----------    -----------   -----------   -----------
Net assets at end of period         $43,525,781  $17,759,531  $1,874,071    $11,220,079    $15,320,573   $12,867,520   $21,086,292
                                    ===========  ===========  ==========    ===========    ===========   ===========   ===========

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                             28,996       17,651       5,780         56,923         12,275        18,619        31,967
  Units redeemed                         (8,411)      (5,376)       (938)        (5,220)       (13,798)       (1,762)       (1,656)
  Units transferred                       7,853      (10,826)       (511)       (24,789)       (14,240)        5,739        32,101
                                    -----------  -----------  ----------    -----------    -----------   -----------   -----------

Increase (decrease) in units
  outstanding                            28,438        1,449       4,331         26,914        (15,763)       22,596        62,412
Beginning units                         979,651      543,129     145,614        817,993        921,115       461,621       805,328
                                    -----------  -----------  ----------    -----------    -----------   -----------   -----------

Ending units                          1,008,089      544,578     149,945        844,907        905,352       484,217       867,740
                                    ===========  ===========  ==========    ===========    ===========   ===========   ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                                                                      MFS
                                         Venture    Federated        Putnam      Growth &      Alliance       Growth-         Asset
                                           Value        Value        Growth        Income        Growth        Income    Allocation
                                       Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $   (82,269)  $  (11,817)  $   (32,635)  $   (12,946)  $  (116,643)  $   (75,750)  $   (26,083)
  Net realized gains (losses)
    from securities transactions         165,569        6,195         1,485        (3,767)       65,803        80,610        (2,751)
  Change in net unrealized
    appreciation/depreciation of
    investments                        3,021,995      260,829     2,829,956       504,556     8,380,372     4,770,749       768,991
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------

    Increase (decrease) in net
      assets from operations           3,105,295      255,207     2,798,806       487,843     8,329,532     4,775,609       740,157
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------

From capital transactions:
  Net proceeds from units sold           961,064      123,368     1,148,731       415,346     4,080,702     2,234,404       287,760
  Cost of units redeemed                (407,481)     (62,567)     (106,208)      (51,080)     (367,314)     (346,978)     (131,033)
  Net transfers                         (350,338)      60,340       256,438       (18,040)    1,019,253        25,762        13,204
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------

    Increase (decrease) in net
      assets from capital
      transactions                       203,245      121,141     1,298,961       346,226     4,732,641     1,913,188       169,931
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets      3,308,540      376,348     4,097,767       834,069    13,062,173     6,688,797       910,088
Net assets at beginning of period     62,795,720    9,125,265    23,476,467     9,704,314    84,270,036    55,594,028    19,895,410
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------
Net assets at end of period          $66,104,260   $9,501,613   $27,574,234   $10,538,383   $97,332,209   $62,282,825   $20,805,498
                                     ===========   ==========   ===========   ===========   ===========   ===========   ===========

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                              35,399        7,437        37,637        18,017        88,009        64,711        14,632
  Units redeemed                         (15,240)      (3,791)       (3,577)       (2,231)       (8,052)      (10,186)       (6,759)
  Units transferred                      (13,089)       3,607         8,712          (823)       22,599           942           551
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in units
  outstanding                              7,070        7,253        42,772        14,963       102,556        55,467         8,424
Beginning units                        2,363,904      555,385       828,070       430,432     1,901,945     1,679,055     1,041,762
                                     -----------   ----------   -----------   -----------   -----------   -----------   -----------

Ending units                           2,370,974      562,638       870,842       445,395     2,004,501     1,734,522     1,050,186
                                     ===========   ==========   ===========   ===========   ===========   ===========   ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                     SunAmerica     MFS Total                   Worldwide    High-Yield       Global    Corporate
                                       Balanced        Return       Utility   High Income          Bond         Bond         Bond
                                      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                    -----------   -----------   -----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)      $   (25,272)  $   (11,335)  $    (6,123)  $    (9,442)  $   (21,447)  $   (6,024)  $   (7,203)
  Net realized gains (losses)
    from securities transactions         10,060          (277)          294       (18,658)       (5,601)      (3,358)      (1,358)
  Change in net unrealized
    appreciation/depreciation of
    investments                       1,513,886        62,974        (8,155)      249,778       205,740          747       (3,777)
                                    -----------   -----------   -----------   -----------   -----------   ----------   ----------

    Increase (decrease) in net
      assets from operations          1,498,674        51,362       (13,984)      221,678       178,692       (8,635)     (12,338)
                                    -----------   -----------   -----------   -----------   -----------   ----------   ----------

From capital transactions:
  Net proceeds from units sold        1,419,852       428,073       295,194        47,758       190,170      202,829      108,799
  Cost of units redeemed               (108,046)      (55,520)       (7,717)      (25,876)      (67,992)     (77,073)      (8,664)
  Net transfers                         (88,523)      100,084         9,168      (107,397)    2,337,488        5,865        4,830
                                    -----------   -----------   -----------   -----------   -----------   ----------   ----------

    Increase (decrease) in net
      assets from capital
      transactions                    1,223,283       472,637       296,645       (85,515)    2,459,666      131,621      104,965
                                    -----------   -----------   -----------   -----------   -----------   ----------   ----------

Increase (decrease) in net assets     2,721,957       523,999       282,661       136,163     2,638,358      122,986       92,627
Net assets at beginning of period    18,282,476     8,592,381     4,674,319     7,281,716    14,804,931    4,682,824    5,582,199
                                    -----------   -----------   -----------   -----------   -----------   ----------   ----------
Net assets at end of period         $21,004,433   $ 9,116,380   $ 4,956,980   $ 7,417,879   $17,443,289   $4,805,810   $5,674,826
                                    ===========   ===========   ===========   ===========   ===========   ==========   ==========

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                             74,273        23,133        19,767         2,907        12,825       14,376        8,514
  Units redeemed                         (5,723)       (3,025)         (515)       (1,673)       (4,595)      (5,463)        (677)
  Units transferred                      (4,715)        5,408           613        (6,789)      157,978          417          382
                                    -----------   -----------   -----------   -----------   -----------   ----------   ----------

Increase (decrease) in units
  outstanding                            63,835        25,516        19,865        (5,555)      166,208        9,330        8,219
Beginning units                       1,003,514       464,535       308,375       478,116     1,006,610      331,825      443,122
                                    -----------   -----------   -----------   -----------   -----------   ----------   ----------

Ending units                          1,067,349       490,051       328,240       472,561     1,172,818      341,155      451,341
                                    ===========   ===========   ===========   ===========   ===========   ==========   ==========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                  International                                  "Dogs"           MFS
                                       Growth &      Emerging          Real     of Wall       Mid-Cap           Cash
                                         Income       Markets        Estate      Street        Growth     Management
                                      Portfolio     Portfolio     Portfolio   Portfolio     Portfolio      Portfolio          TOTAL
                                  -------------   -----------   -----------   ---------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)      $   626,498   $    (4,290)  $    (1,558)  $    (203)  $    17,451   $    (14,886)  $     30,596
  Net realized gains (losses)
    from securities transactions         11,573        10,674        (3,236)       (108)        7,079         19,120        727,581
  Change in net unrealized
    appreciation/depreciation of
    investments                        (312,713)      593,389        62,817        (469)      138,460         40,546     38,054,484
                                    -----------   -----------   -----------   ---------   -----------   ------------   ------------

    Increase (decrease) in net
      assets from operations            325,358       599,773        58,023        (780)      162,990         44,780     38,812,661
                                    -----------   -----------   -----------   ---------   -----------   ------------   ------------

From capital transactions:
  Net proceeds from units sold          321,291       226,527        43,595     128,166       174,073      1,672,118     18,467,100
  Cost of units redeemed                (18,796)      (10,883)       (1,788)       (568)          (37)      (120,392)    (2,849,498)
  Net transfers                         219,297        (4,358)        9,494      11,564       182,714     (1,312,939)     2,571,396
                                    -----------   -----------   -----------   ---------   -----------   ------------   ------------

    Increase (decrease) in net
      assets from capital
      transactions                      521,792       211,286        51,301     139,162       356,750        238,787     18,188,998
                                    -----------   -----------   -----------   ---------   -----------   ------------   ------------

Increase (decrease) in net assets       847,150       811,059       109,324     138,382       519,740        283,567     57,001,659
Net assets at beginning of period     6,362,057     2,919,924     1,193,513      72,578       927,604     12,282,449    457,678,154
                                    -----------   -----------   -----------   ---------   -----------   ------------   ------------
Net assets at end of period         $ 7,209,207   $ 3,730,983   $ 1,302,837   $ 210,960   $ 1,447,344   $ 12,566,016   $514,679,813
                                    ===========   ===========   ===========   =========   ===========   ============   ============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                             23,021        22,722         5,101      14,286        11,043        136,713
  Units redeemed                         (1,370)       (1,174)         (212)        (63)           (2)        (9,859)
  Units transferred                      15,837            10           952       1,292        12,544       (107,605)
                                    -----------   -----------   -----------   ---------   -----------   ------------

Increase (decrease) in units
  outstanding                            37,488        21,558         5,841      15,515        23,585         19,249
Beginning units                         475,183       324,647       140,396       7,956        65,176      1,003,095
                                    -----------   -----------   -----------   ---------   -----------   ------------

Ending units                            512,671       346,205       146,237      23,471        88,761      1,022,344
                                    ===========   ===========   ===========   =========   ===========   ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999

                                                                               Government International
                                         Capital                    Natural           and   Diversified        Global    Aggressive
                                    Appreciation        Growth    Resources  Quality Bond      Equities      Equities        Growth
                                       Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                    ------------  ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $    968,768  $    734,824  $      (397) $    507,735  $     74,946  $    592,772  $    782,838
   Net realized gains (losses) from
    securities transactions              513,844       184,462      (38,322)     (117,340)      423,093       306,270       323,190
   Change in net unrealized
    appreciation/depreciation of
    investments                        9,697,862     1,472,792      253,357      (565,998)    1,304,202     1,208,439     3,839,528
                                    ------------  ------------  -----------  ------------  ------------  ------------  ------------

       Increase (decrease) in net
        assets from operations        11,180,474     2,392,078      214,638      (175,603)    1,802,241     2,107,481     4,945,556
                                    ------------  ------------  -----------  ------------  ------------  ------------  ------------

From capital transactions:
   Net proceeds from units sold        4,396,408     3,067,756      200,248     2,844,016     1,347,292     1,839,879     2,556,481
   Cost of units redeemed             (1,223,734)     (485,398)     (63,356)     (611,875)     (621,833)     (493,870)     (509,416)
   Net transfers                       2,224,602     1,724,554      281,740       322,328      (496,446)     (285,700)    1,247,823
                                    ------------  ------------  -----------  ------------  ------------  ------------  ------------

       Increase (decrease) in net
        assets from capital
        transactions                   5,397,276     4,306,912      418,632     2,554,469       229,013     1,060,309     3,294,888
                                    ------------  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets     16,577,750     6,698,990      633,270     2,378,866     2,031,254     3,167,790     8,240,444
Net assets at beginning of period     19,074,582     9,452,505    1,026,088     8,561,102    12,236,413     8,002,522     7,076,367
                                    ------------  ------------  -----------  ------------  ------------  ------------  ------------
Net assets at end of period         $ 35,652,332  $ 16,151,495  $ 1,659,358  $ 10,939,968  $ 14,267,667  $ 11,170,312  $ 15,316,811
                                    ============  ============  ===========  ============  ============  ============  ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            144,596       110,203       17,632       212,190        94,873        84,551       161,749
   Units redeemed                        (42,297)      (17,795)      (6,098)      (45,224)      (43,819)      (23,448)      (32,368)
   Units transferred                      73,294        63,527       23,775        24,449       (33,987)      (16,138)       79,469
                                    ------------  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in units
 outstanding                             175,593       155,935       35,309       191,415        17,067        44,965       208,850
Beginning units                          804,058       387,194      110,305       626,578       904,048       416,656       596,478
                                    ------------  ------------  -----------  ------------  ------------  ------------  ------------

Ending units                             979,651       543,129      145,614       817,993       921,115       461,621       805,328
                                    ============  ============  ===========  ============  ============  ============  ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)



                                                                                     MFS
                                         Venture    Federated        Putnam     Growth &      Alliance       Growth-         Asset
                                           Value        Value        Growth       Income        Growth        Income    Allocation
                                       Portfolio    Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $  1,687,566  $   286,169  $    315,342  $ 1,352,307  $  4,705,675  $  1,599,474  $  1,288,468
   Net realized gains (losses) from
    securities transactions              734,208      102,760       155,549       41,888       873,596       469,387        38,506
   Change in net unrealized
    appreciation/depreciation of
    investments                        4,576,614     (170,848)    3,260,411     (963,621)   10,641,927     7,053,270      (407,550)
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

       Increase (decrease) in net
        assets from operations         6,998,388      218,081     3,731,302      430,574    16,221,198     9,122,131       919,424
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

From capital transactions:
   Net proceeds from units sold        6,915,003    1,404,033     6,745,941    4,299,352    19,788,323    15,135,510     2,729,069
   Cost of units redeemed             (2,642,692)    (354,276)     (626,195)    (176,730)   (2,985,661)   (1,465,455)   (1,148,046)
   Net transfers                       1,308,016      717,611     3,069,173    1,227,250    12,676,479     6,258,088    (1,158,630)
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

       Increase (decrease) in net
        assets from capital
        transactions                   5,580,327    1,767,368     9,188,919    5,349,872    29,479,141    19,928,143       422,393
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

Increase (decrease) in net assets     12,578,715    1,985,449    12,920,221    5,780,446    45,700,339    29,050,274     1,341,817
Net assets at beginning of period     50,217,005    7,139,816    10,556,246    3,923,868    38,569,697    26,543,754    18,553,593
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------
Net assets at end of period         $ 62,795,720  $ 9,125,265  $ 23,476,467  $ 9,704,314  $ 84,270,036  $ 55,594,028  $ 19,895,410
                                    ============  ===========  ============  ===========  ============  ============  ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            267,228       84,344       258,838      191,987       483,986       491,181       146,690
   Units redeemed                       (101,509)     (21,355)      (23,483)      (7,736)      (72,730)      (47,537)      (61,403)
   Units transferred                      48,666       42,258       119,189       54,419       315,108       202,928       (61,875)
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

Increase (decrease) in units
 outstanding                             214,385      105,247       354,544      238,670       726,364       646,572        23,412
Beginning units                        2,149,519      450,138       473,526      191,762     1,175,581     1,032,483     1,018,350
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

Ending units                           2,363,904      555,385       828,070      430,432     1,901,945     1,679,055     1,041,762
                                    ============  ===========  ============  ===========  ============  ============  ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)

                                      SunAmerica    MFS Total                 Worldwide    High-Yield       Global    Corporate
                                        Balanced       Return      Utility  High Income          Bond         Bond         Bond
                                       Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $     56,187  $   793,254  $   180,550  $   614,317  $  1,047,612  $   251,407  $   149,942
   Net realized gains (losses) from
    securities transactions              193,288       24,894       73,424     (474,225)       80,370        9,212       22,211
   Change in net unrealized
    appreciation/depreciation of
    investments                        1,456,679     (498,590)     (95,354)     575,049      (590,312)    (339,063)    (299,851)
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

       Increase (decrease) in net
        assets from operations         1,706,154      319,558      158,620      715,141       537,670      (78,444)    (127,698)
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

From capital transactions:
   Net proceeds from units sold        6,390,363    2,494,548    1,133,139      903,366     1,565,282    1,082,391    1,072,499
   Cost of units redeemed               (679,177)    (234,253)    (745,338)    (329,404)     (725,239)    (263,206)    (252,048)
   Net transfers                       3,567,586    1,211,053      487,967     (335,748)   (2,098,090)     237,180      503,077
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

       Increase (decrease) in net
        assets from capital
        transactions                   9,278,772    3,471,348      875,768      238,214    (1,258,047)   1,056,365    1,323,528
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

Increase (decrease) in net assets     10,984,926    3,790,906    1,034,388      953,355      (720,377)     977,921    1,195,830
Net assets at beginning of period      7,297,550    4,801,475    3,639,931    6,328,361    15,525,308    3,704,903    4,386,369
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------
Net assets at end of period         $ 18,282,476  $ 8,592,381  $ 4,674,319  $ 7,281,716  $ 14,804,931  $ 4,682,824  $ 5,582,199
                                    ============  ===========  ===========  ===========  ============  ===========  ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            367,902      134,140       75,486       64,615       107,370       76,602       90,038
   Units redeemed                        (38,568)     (12,620)     (49,641)     (23,258)      (49,568)     (18,356)     (19,585)
   Units transferred                     206,453       65,075       32,482      (29,474)     (140,242)      16,320       39,159
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

Increase (decrease) in units
 outstanding                             535,787      186,595       58,327       11,883       (82,440)      74,566      109,612
Beginning units                          467,727      277,940      250,048      466,233     1,089,050      257,259      333,510
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

Ending units                           1,003,514      464,535      308,375      478,116     1,006,610      331,825      443,122
                                    ============  ===========  ===========  ===========  ============  ===========  ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)

                                   International                              "Dogs" of         MFS
                                        Growth &      Emerging          Real       Wall     Mid-Cap          Cash
                                          Income       Markets        Estate     Street      Growth     Management
                                       Portfolio     Portfolio     Portfolio  Portfolio   Portfolio      Portfolio           TOTAL
                                   -------------   -----------   -----------   --------   ---------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $    25,242   $   (22,582)  $    23,648   $    (55)  $    (464)  $    156,539   $  18,172,084
   Net realized gains (losses) from
    securities transactions              147,427        (2,418)      (50,898)      (157)         10        168,710       4,202,939
   Change in net unrealized
    appreciation/depreciation of
    investments                          612,368       664,425      (141,578)    (2,755)     23,686        (13,565)     42,551,524
                                     -----------   -----------   -----------   --------   ---------   ------------   -------------

       Increase (decrease) in net
        assets from operations           785,037       639,425      (168,828)    (2,967)     23,232        311,684      64,926,547
                                     -----------   -----------   -----------   --------   ---------   ------------   -------------

From capital transactions:
   Net proceeds from units sold        1,312,819       750,424       166,442     11,984      73,969      6,322,984      96,549,521
   Cost of units redeemed               (207,120)     (140,331)     (124,260)         0         (33)    (2,240,181)    (19,349,127)
   Net transfers                       1,020,812       561,863        19,446     63,561     830,436        638,480      35,824,511
                                     -----------   -----------   -----------   --------   ---------   ------------   -------------

       Increase (decrease) in net
        assets from capital
        transactions                   2,126,511     1,171,956        61,628     75,545     904,372      4,721,283     113,024,905
                                     -----------   -----------   -----------   --------   ---------   ------------   -------------

Increase (decrease) in net assets      2,911,548     1,811,381      (107,200)    72,578     927,604      5,032,967     177,951,452
Net assets at beginning of period      3,450,509     1,108,543     1,300,713          0           0      7,249,482     279,726,702
                                     -----------   -----------   -----------   --------   ---------   ------------   -------------
Net assets at end of period          $ 6,362,057   $ 2,919,924   $ 1,193,513   $ 72,578   $ 927,604   $ 12,282,449   $ 457,678,154
                                     ===========   ===========   ===========   ========   =========   ============   =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            101,430        92,737        17,918      1,273       5,150        519,559
   Units redeemed                        (16,492)      (17,433)      (12,687)         0          (2)      (185,958)
   Units transferred                      80,944        68,707         2,396      6,683      60,028         56,596
                                     -----------   -----------   -----------   --------   ---------   ------------

Increase (decrease) in units
 outstanding                             165,882       144,011         7,627      7,956      65,176        390,197
Beginning units                          309,301       180,636       132,769          0           0        612,898
                                     -----------   -----------   -----------   --------   ---------   ------------

Ending units                             475,183       324,647       140,396      7,956      65,176      1,003,095
                                     ===========   ===========   ===========   ========   =========   ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998

                                                                             Government International
                                         Capital                   Natural          and   Diversified       Global   Aggressive
                                    Appreciation       Growth    Resources Quality Bond      Equities     Equities       Growth
                                       Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $  1,227,568  $   388,972  $     8,780  $   264,194  $    283,071  $   454,718  $   (94,874)
   Net realized gains (losses) from
    securities transactions               22,899      127,178     (110,450)      37,824       119,842       17,698       79,570
   Change in net unrealized
    appreciation/depreciation of
    investments                           85,950      658,358     (120,255)      97,568     1,122,315      240,160      229,945
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

       Increase (decrease) in net
        assets from operations         1,336,417    1,174,508     (221,925)     399,586     1,525,228      712,576      214,641
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

From capital transactions:
   Net proceeds from units sold        4,942,068    3,304,666      176,293    1,853,388     1,547,510    1,473,684      894,970
   Cost of units redeemed               (787,591)    (207,547)    (131,515)    (292,304)     (560,675)    (345,876)    (269,338)
   Net transfers                       2,737,190    1,188,428      (49,918)   4,190,296       977,239      918,200      735,402
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

       Increase (decrease) in net
        assets from capital
        transactions                   6,891,667    4,285,547       (5,140)   5,751,380     1,964,074    2,046,008    1,361,034
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

Increase (decrease) in net assets      8,228,084    5,460,055     (227,065)   6,150,966     3,489,302    2,758,584    1,575,675
Net assets at beginning of period     10,846,498    3,992,450    1,253,153    2,410,136     8,747,111    5,243,938    5,500,692
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------
Net assets at end of period         $ 19,074,582  $ 9,452,505  $ 1,026,088  $ 8,561,102  $ 12,236,413  $ 8,002,522  $ 7,076,367
                                    ============  ===========  ===========  ===========  ============  ===========  ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            212,499      144,681       16,267      139,202       118,796       80,590       77,340
   Units redeemed                        (34,848)      (9,137)     (11,605)     (22,362)      (42,877)     (18,942)     (22,932)
   Units transferred                     116,116       55,111       (6,866)     319,289        75,119       44,737       64,067
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

Increase (decrease) in units
 outstanding                             293,767      190,655       (2,204)     436,129       151,038      106,385      118,475
Beginning units                          510,291      196,539      112,509      190,449       753,010      310,271      478,003
                                    ------------  -----------  -----------  -----------  ------------  -----------  -----------

Ending units                             804,058      387,194      110,305      626,578       904,048      416,656      596,478
                                    ============  ===========  ===========  ===========  ============  ===========  ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)

                                                                                     MFS
                                         Venture    Federated        Putnam     Growth &      Alliance       Growth-         Asset
                                           Value        Value        Growth       Income        Growth        Income    Allocation
                                       Portfolio    Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $    723,947  $    21,897  $    806,116  $   478,189  $  1,670,147  $    527,209  $  1,331,861
   Net realized gains (losses) from
    securities transactions              264,654       49,179        53,163       24,267       297,229       237,467       (25,675)
   Change in net unrealized
    appreciation/depreciation of
    investments                        2,430,673      603,723       308,957          477     5,190,554     2,574,637    (1,331,054)
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

       Increase (decrease) in net
        assets from operations         3,419,274      674,799     1,168,236      502,933     7,157,930     3,339,313       (24,868)
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

From capital transactions:
   Net proceeds from units sold       12,744,773    2,315,211     3,411,992      511,624     9,419,032     7,062,392     6,570,519
   Cost of units redeemed             (1,639,027)    (172,878)     (235,220)     (98,262)     (799,429)   (1,104,069)     (688,398)
   Net transfers                       5,353,688    1,347,230     1,928,117      281,207     6,141,424     4,096,692     2,231,029
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

       Increase (decrease) in net
        assets from capital
        transactions                  16,459,434    3,489,563     5,104,889      694,569    14,761,027    10,055,015     8,113,150
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

Increase (decrease) in net assets     19,878,708    4,164,362     6,273,125    1,197,502    21,918,957    13,394,328     8,088,282
Net assets at beginning of period     30,338,297    2,975,454     4,283,121    2,726,366    16,650,740    13,149,426    10,465,311
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------
Net assets at end of period         $ 50,217,005  $ 7,139,816  $ 10,556,246  $ 3,923,868  $ 38,569,697  $ 26,543,754  $ 18,553,593
                                    ============  ===========  ============  ===========  ============  ============  ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            560,919      153,801       163,068       27,206       317,332       295,954       354,848
   Units redeemed                        (73,088)     (11,603)      (11,582)      (5,052)      (27,392)      (47,211)      (37,538)
   Units transferred                     237,346       89,436        90,157       14,973       206,197       169,433       119,118
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

Increase (decrease) in units
 outstanding                             725,177      231,634       241,643       37,127       496,137       418,176       436,428
Beginning units                        1,424,342      218,504       231,883      154,635       679,444       614,307       581,922
                                    ------------  -----------  ------------  -----------  ------------  ------------  ------------

Ending units                           2,149,519      450,138       473,526      191,762     1,175,581     1,032,483     1,018,350
                                    ============  ===========  ============  ===========  ============  ============  ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)

                                     SunAmerica    MFS Total                 Worldwide   High-Yield        Global    Corporate
                                       Balanced       Return      Utility  High Income         Bond          Bond         Bond
                                      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                    -----------  -----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $    58,747  $   363,935  $    30,073  $   605,767  $    545,909  $   172,264  $    61,460
   Net realized gains (losses) from
    securities transactions              37,278       38,763      103,393     (303,959)      136,518       26,630       22,213
   Change in net unrealized
    appreciation/depreciation of
    investments                         707,049       56,190      147,621   (1,355,041)     (963,961)      86,226       54,697
                                    -----------  -----------  -----------  -----------  ------------  -----------  -----------

       Increase (decrease) in net
        assets from operations          803,074      458,888      281,087   (1,053,233)     (281,534)     285,120      138,370
                                    -----------  -----------  -----------  -----------  ------------  -----------  -----------

From capital transactions:
   Net proceeds from units sold       1,837,716      693,592      783,939    1,250,340     5,883,457      733,458    1,245,555
   Cost of units redeemed              (135,107)    (217,567)    (165,000)    (249,264)     (789,849)    (197,174)    (212,682)
   Net transfers                      1,611,937      301,720    1,976,425       (7,698)    2,681,671      939,270    1,698,553
                                    -----------  -----------  -----------  -----------  ------------  -----------  -----------

       Increase (decrease) in net
        assets from capital
        transactions                  3,314,546      777,745    2,595,364      993,378     7,775,279    1,475,554    2,731,426
                                    -----------  -----------  -----------  -----------  ------------  -----------  -----------

Increase (decrease) in net assets     4,117,620    1,236,633    2,876,451      (59,855)    7,493,745    1,760,674    2,869,796
Net assets at beginning of period     3,179,930    3,564,842      763,480    6,388,216     8,031,563    1,944,229    1,516,573
                                    -----------  -----------  -----------  -----------  ------------  -----------  -----------
Net assets at end of period         $ 7,297,550  $ 4,801,475  $ 3,639,931  $ 6,328,361  $ 15,525,308  $ 3,704,903  $ 4,386,369
                                    ===========  ===========  ===========  ===========  ============  ===========  ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           126,475       42,526       56,431       78,429       389,088       52,795       96,678
   Units redeemed                        (9,360)     (13,558)     (11,921)     (16,000)      (51,770)     (14,515)     (16,575)
   Units transferred                    110,056       18,188      145,631        3,939       203,945       70,377      132,410
                                    -----------  -----------  -----------  -----------  ------------  -----------  -----------

Increase (decrease) in units
 outstanding                            227,171       47,156      190,141       66,368       541,263      108,657      212,513
Beginning units                         240,556      230,784       59,907      399,865       547,787      148,602      120,997
                                    -----------  -----------  -----------  -----------  ------------  -----------  -----------

Ending units                            467,727      277,940      250,048      466,233     1,089,050      257,259      333,510
                                    ===========  ===========  ===========  ===========  ============  ===========  ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)

                                           International       Emerging            Real            Cash
                                         Growth & Income        Markets          Estate      Management
                                              Portfolio       Portfolio       Portfolio       Portfolio             TOTAL
                                            -----------     -----------     -----------     -----------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)             $   (24,230)    $    (6,903)    $    (5,395)    $   113,716     $  10,007,138
   Net realized gains (losses) from
    securities transactions                      18,562         (53,935)        (21,251)         16,732         1,215,789
   Change in net unrealized
    appreciation/depreciation of
    investments                                  (9,413)       (183,604)       (167,462)         45,324        10,509,634
                                            -----------     -----------     -----------     -----------     -------------

       Increase (decrease) in net
        assets from operations                  (15,081)       (244,442)       (194,108)        175,772        21,732,561
                                            -----------     -----------     -----------     -----------     -------------

From capital transactions:
   Net proceeds from units sold               1,737,790         450,479         600,695       4,749,901        76,195,044
   Cost of units redeemed                       (87,937)        (96,180)        (85,904)       (553,170)      (10,121,963)
   Net transfers                                924,651         318,627         335,065         228,417        43,084,862
                                            -----------     -----------     -----------     -----------     -------------

       Increase (decrease) in net assets
        from capital transactions             2,574,504         672,926         849,856       4,425,148       109,157,943
                                            -----------     -----------     -----------     -----------     -------------

Increase (decrease) in net assets             2,559,423         428,484         655,748       4,600,920       130,890,504
Net assets at beginning of period               891,086         680,059         644,965       2,648,562       148,836,198
                                            -----------     -----------     -----------     -----------     -------------
Net assets at end of period                 $ 3,450,509     $ 1,108,543     $ 1,300,713     $ 7,249,482     $ 279,726,702
                                            ===========     ===========     ===========     ===========     =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   149,664          63,238          54,654         408,341
   Units redeemed                                (7,585)        (11,785)         (7,748)        (47,629)
   Units transferred                             80,974          43,870          29,484          20,512
                                            -----------     -----------     -----------     -----------

Increase (decrease) in units
 outstanding                                    223,053          95,323          76,390         381,224
Beginning units                                  86,248          85,313          56,379         231,674
                                            -----------     -----------     -----------     -----------

Ending units                                    309,301         180,636         132,769         612,898
                                            ===========     ===========     ===========     ===========



                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.      ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        FS Variable Separate Account of First SunAmerica Life Insurance Company (the "Separate Account") is a segregated investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the effectiveness of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

        The Separate Account is composed of twenty-seven variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of either (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust") or (2) one of the twenty-three currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (the "Trusts") are each diversified, open-end, affiliated investment companies, which retain investment advisors to assist in the investment activities of the Trusts. The participant may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the twenty-seven Variable Accounts and do not include balances allocated to the General Account.

        The inception dates of the twenty-seven individual funds were as follows: October 19, 1999 for the "Dogs" of Wall Street and MFS Mid-Cap Growth Portfolios; June 12, 1997 for the Emerging Markets Portfolio; June 9, 1997 for the International Growth and Income Portfolio; June 2, 1997 for the Real Estate Portfolio; June 3, 1996 for the Aggressive Growth, Federated Value, SunAmerica Balanced, and Utility Portfolios; May 30, 1995 for the Natural Resources Portfolio; May 22, 1995 for the Global Equities Portfolio; May 8, 1995 for MFS Total Return and High-Yield Bond Portfolios; May 3, 1995 for the Government and Quality Bond Portfolio; May 2, 1995 for the Worldwide High Income and Global Bond Portfolios; April 27, 1995 for the Cash Management Portfolio; April 24, 1995 for the Asset Allocation Portfolio; April 12, 1995 for the International Diversified Equities, Growth-Income, and Corporate Bond Portfolios; and April 6, 1995 for the Capital Appreciation, Growth, Venture Value, Putnam Growth, MFS Growth & Income and Alliance Growth Portfolios.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

        The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests in growth equity securities which are widely diversified by industry and company using a wide-ranging and flexible stock picking approach; may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

        The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in core equity securities that are widely diversified by industry and company.

        The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio invests primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

        The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities.

        Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account.

        The investment objectives and policies of the twenty-three portfolios of the SunAmerica Trust are summarized below:

        The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests (in accordance with country weightings as determined by the Subadviser) in common stocks of foreign issuers which, in the aggregate, replicate broad country and sector indices.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics which demonstrate the potential for appreciation and engages in transactions in foreign currencies

        The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of high growth companies including small companies with market capitalizations under $1 billion.

        The VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks of companies with market capitalizations of at least $5 billion.

        The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

        The PUTNAM GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics that its Subadviser believes have above-average growth prospects.

        The MFS GROWTH AND INCOME PORTFOLIO (PREVIOUSLY KNOWN AS GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO) seeks reasonable current income and long-term growth of capital and income. This portfolio invests primarily in equity securities.

        The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

        The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

        The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with preservation of capital over the long term. This portfolio invests in a diversified selection of common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal. This portfolio maintains at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

        The MFS TOTAL RETURN PORTFOLIO (PREVIOUSLY KNOWN AS BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO) seeks reasonable income, long-term capital growth and conservation of capital. This portfolio invests primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities which appear to have some potential for capital enhancement.

        The UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in the equity and debt securities of utility companies.

        The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in a selection of high-yielding fixed-income securities of issuers located throughout the world.

        The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, seeks capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities with a primary focus on "B" rated high-yield bonds.

        The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

        The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

        The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. This portfolio invests mainly in the common stocks and other equity securities of companies that its Subadviser believes have above-average growth prospects primarily in emerging markets outside the United States.

        The REAL ESTATE PORTFOLIO seeks to achieve total return through a combination of growth and income. This portfolio invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

        The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) primarily through the annual selection of thirty high dividend yielding common stocks from the Dow Jones Industrial Average and the broader market.

        The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies, generally with market capitalizations between $1 billion and $5 billion, that its Subadviser believes have above-average growth potential.

        The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

        The SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account.

        Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of the shares on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

        Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.      CHARGES AND DEDUCTIONS

        Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

        WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. Purchase payments that are no longer subject to the withdrawal charge and not previously withdrawn and earnings in the contract may be withdrawn free of withdrawal charges at any time. In addition, there is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount is the greater of earnings in the contract or 10% of the purchase payments that have been invested for at least one year, and not withdrawn, less any withdrawals made during the year. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

        Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated first to investment income, if any (which may generally be withdrawn free of a withdrawal charge), and then to the oldest purchase payments first so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

        Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge table shown below:

                      Year Since Purchase                  Applicable Withdrawal
                           Payment                           Charge Percentage
                      -------------------                  ---------------------
                      First                                          7%
                      Second                                         6%
                      Third                                          5%
                      Fourth                                         4%
                      Fifth                                          3%
                      Sixth                                          2%
                      Seventh                                        1%
                      Eighth and beyond                              0%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

        CHARGES AND DEDUCTIONS (continued)


        CONTRACT MAINTENANCE FEE: An annual contract maintenance fee of $30 is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender.

        TRANSFER FEE: A transfer fee of $25 is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

        MORTALITY RISK, GUARANTEE DEATH BENEFIT AND EXPENSE RISK CHARGE: The Company deducts mortality risk, guarantee death benefit and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge (0.90%) is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant. The guarantee death benefit and expense risk charges (0.12% and 0.35%, respectively) are compensation for providing death benefits, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

        DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations and statements, providing sales support and maintaining contract records. If this charge is not enough to cover the costs of distributing the contract, the Company will bear the loss.

        SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.      INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST

        The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the one month ended December 31, 1999 consist of the following:

                                                         Cost of Shares         Proceeds from
           Variable Accounts                                   Acquired           Shares Sold
           -----------------                             --------------         -------------
           ANCHOR TRUST:
           Capital Appreciation Portfolio                  $  1,427,320           $  338,756
           Growth Portfolio                                     537,093              507,979
           Natural Resources Portfolio                           74,724               22,795
           Government and Quality Bond Portfolio                772,442              429,387

           SUNAMERICA TRUST:
           International Diversified Equities Portfolio         323,097              591,582
           Global Equities Portfolio                            729,205              171,196
           Aggressive Growth Portfolio                        1,412,534               80,862
           Venture Value Portfolio                              868,944              747,968
           Federated Value Portfolio                            178,908               69,584
           Provident Growth Portfolio                         1,272,888                6,562
           MFS Growth & Income Portfolio                        411,904               78,624
           Alliance Growth Portfolio                          4,880,330              264,332
           Growth-Income Portfolio                            2,177,303              339,865
           Asset Allocation Portfolio                           350,043              206,195
           SunAmerica Balanced Portfolio                      1,262,341               64,330
           MFS Total Return Portfolio                           512,047               50,745
           Utility Portfolio                                    305,496               14,974
           Worldwide High Income Portfolio                      287,429              382,386
           High-Yield Bond Portfolio                          2,555,432              117,213
           Global Bond Portfolio                                215,278               89,681
           Corporate Bond Portfolio                             146,905               49,143
           International Growth & Income Portfolio            1,241,329               93,039
           Emerging Markets Portfolio                           258,841               51,845
           Real Estate Portfolio                                 63,065               13,322
           "Dogs" of Wall Street Portfolio                      141,292                2,333
           MFS Mid-Cap Growth Portfolio                         439,507               65,306
           Cash Management Portfolio                          3,177,377            2,953,476

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


        INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST (continued)

        The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended November 30, 1999 consist of the following:

                                                         Cost of Shares         Proceeds from
           Variable Accounts                                   Acquired           Shares Sold
           -----------------                             --------------         -------------
           ANCHOR TRUST:
           Capital Appreciation Portfolio                  $  8,727,873         $  2,361,829
           Growth Portfolio                                   6,053,896            1,012,160
           Natural Resources Portfolio                          849,013              430,778
           Government and Quality Bond Portfolio              8,395,757            5,333,553

           SUNAMERICA TRUST:
           International Diversified Equities Portfolio       3,340,274            3,036,315
           Global Equities Portfolio                          3,956,498            2,303,417
           Aggressive Growth Portfolio                        5,378,260            1,300,534
           Venture Value Portfolio                           10,417,023            3,149,130
           Federated Value Portfolio                          2,724,188              670,651
           Provident Growth Portfolio                        10,400,936              896,675
           MFS Growth & Income Portfolio                      7,308,308              606,129
           Alliance Growth Portfolio                         37,164,387            2,979,571
           Growth-Income Portfolio                           23,421,092            1,893,475
           Asset Allocation Portfolio                         5,015,871            3,305,010
           SunAmerica Balanced Portfolio                     10,413,786            1,078,827
           MFS Total Return Portfolio                         4,541,926              277,324
           Utility Portfolio                                  1,404,718              348,400
           Worldwide High Income Portfolio                    5,263,643            4,411,112
           High-Yield Bond Portfolio                         10,959,783           11,170,218
           Global Bond Portfolio                              1,883,180              575,408
           Corporate Bond Portfolio                           2,618,128            1,144,658
           International Growth & Income Portfolio            4,086,938            1,935,185
           Emerging Markets Portfolio                         1,669,743              520,369
           Real Estate Portfolio                                774,217              688,941
           "Dogs" of Wall Street Portfolio                       81,270                5,780
           MFS Mid-Cap Growth Portfolio                         904,054                  146
           Cash Management Portfolio                         28,575,858           23,698,036

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.      FEDERAL INCOME TAXES

        The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.

5.      FISCAL YEAR CHANGE

        Effective December 31, 1999, the Separate Account changed its fiscal year end from November 30 to December 31. Accordingly, the financial statements included the results of operations for the transition period, which are not necessarily indicative of operations for a full year.

        Results for the comparable prior period are summarized below.

                                                                One Month Ended
                                                               December 31, 1998
                                                               -----------------
          Investment income                                       $    67,783

          Net investment income (loss)                               (303,854)

          Net realized gains (losses)
          from securities transactions                                 34,977

          Change in net unrealized appreciation (depreciation)
          of investments                                           16,953,775
                                                                  -----------
          Increase (decrease) in net assets from operations       $16,684,898
                                                                  ===========

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits
----------------------------------------------

(a)    Financial Statements
---------------------------
               The following financial statements are included in Part B of the Registration Statement:

               Audited Financial Statements of First SunAmerica Life Insurance Company for the fiscal year ended September 30, 1998. [Incorporated by Reference]

               Audited Transition Report of First SunAmerica Life Insurance Company as of and for the three months ended December 31, 1998. [Incorporated by Reference]

               Audited Financial Statements of FS Variable Separate Account for the one month ended December 31, 1999 and for the fiscal year ended November 30, 1999.

(b)    Exhibits
----------------
(1)     Resolutions Establishing Separate Account......***
(2)     Custody Agreements ............................**
(3)     (a) Distribution Contract......................***
        (b) Selling Agreement..........................***
(4)     Variable Annuity Contract......................****
(5)     Application for Contract.......................****
(6)     Depositor - Corporate Documents
        (a)    Certificate of Incorporation ...........***
        (b)    By-Laws.................................***
(7)     Reinsurance Contract ..........................**
(8)     Fund Participation Agreement...................***
(9)     Opinion of Counsel.............................***
        Consent of Counsel.............................***
(10)    Consent of Independent Accountants.............*
(11)    Financial Statements Omitted from Item 23......**
(12)    Initial Capitalization Agreement...............**
(13)    Performance Computations ......................**
(14)    Diagram and Listing of All Persons Directly or
        Indirectly Controlled By or Under Common
        Control With First SunAmerica Life Insurance
        Company, the Depositor of Registrant...........*****
(15)    Powers of Attorney.............................***

               *     Filed Herewith
               **    Not Applicable
               ***   Filed January 30, 1998, Post-Effective Amendments 5 and 7
                     to this Registration Statement
               ****  Filed March 31, 1998, Post-Effective Amendments 6 and 8
                     to this Registration Statement
               ***** Filed March 25, 1999, Post-Effective Amendments 10 and 12
                     to this Registration Statement

Item 25.  Directors and Officers of the Depositor
-------------------------------------------------
        The officers and directors of First SunAmerica Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

Name                                Position
----                                --------
Eli Broad                           Chairman, President and
                                    Chief Executive Officer
Jay S. Wintrob                      Director and Executive
                                    Vice President
Thomas W. Baxter(1)                 Director
Vicki E. Marmorstein(2)             Director
Debbie Potash-Turner(3)             Director
Lester Pollack(4)                   Director
Richard D. Rohr(5)                  Director
Margery K. Neale (6)                Director
Marc H. Gamsin                      Director and Senior Vice President
Jana W. Greer                       Director and Senior Vice President
James R. Belardi                    Director and Senior Vice President


Susan L. Harris                     Director, Senior Vice President and
                                    Secretary
N. Scott Gillis                     Director and Senior Vice President
Edwin R. Raquel                     Senior Vice President and Chief Actuary
Gregory M. Outcalt                  Senior Vice President and Controller
Scott H. Richland                   Vice President
David Bechtel                       Vice President and Treasurer
P. Daniel Demko, Jr.                Vice President
Kevin J. Hart                       Vice President
Stewart R. Polakov                  Vice President

----------------
(1) 400 South Hope Street, 15th Floor, Los Angeles, California 90071
(2) 633 West Fifth Street, Suite 400, Los Angeles, California 90071
(3) 733 Third Avenue, 3rd Floor, New York, New York 10017
(4) One Rockefeller Plaza, Suite 1025, New York, New York 10020
(5) 100 Renaissance Center, 34th Floor, Detroit, Michigan 48243
(6) 919 Third Avenue, New York, New York 10022-9998



Item 26.  Persons Controlled By or Under Common Control With Depositor or
-------------------------------------------------------------------------
Registrant
----------

        The Registrant is a separate account of First SunAmerica Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with First SunAmerica Life Insurance Company, the Depositor of Registrant, see Exhibit 14 of the Initial Registration Statement of Variable Annuity Account Seven and Anchor National Life Insurance Company, an affiliate of Registrant, (File Nos. 333-65965 and 811-09003)(N-4) and (333-65953)(S-1), which is incorporated herein by reference. As of January 4, 1999, First SunAmerica became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed March 31, 1999.


Item 27.   Number of Contract Owners
------------------------------------


        As of December 31, 1999, the number of Contracts funded by the FS Variable Separate Account of First SunAmerica Life Insurance Company was 8,587, of which 3,938 were Qualified Contracts and 4,649 were Nonqualified Contracts.


Item 28.  Indemnification
-------------------------

        None.

Item 29.   Principal Underwriter
--------------------------------

        SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Presidential Variable Account One, Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four, Variable Annuity Account Five and Variable Annuity Account Seven. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc., all issued by SunAmerica Asset Management Corp.

        Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

        Name                        Position with Distributor
        ----                        -------------------------
        J. Steven Neamtz             Director and President
        Robert M. Zakem              Director, Executive
                                     Vice President, General Counsel
                                        and Assistant Secretary
        Peter Harbeck                Director
        James Nichols                Vice President
        Susan L. Harris              Secretary
        Debbie Potash-Turner         Controller

               Net
               Distribution     Compensation
Name of        Discounts and    on Redemption       Brokerage
Distributor    Commissions      Annuitization       Commission     Commissions*
------------   -------------    -------------       -----------    ------------
SunAmerica     None             None                None           None
 Capital
 Services, Inc.

---------------
* Distribution fee is paid by First SunAmerica Life Insurance Company.


Item 30.   Location of Accounts and Records
--------------------------------------------

        First SunAmerica Life Insurance Company, the Depositor for the Registrant, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

Item 31.  Management Services
-----------------------------

        Not Applicable.


Item 32.  Undertakings
----------------------

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


Item 33.  Representation
------------------------

(a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
        Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

(b) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 20th day of March 2000.


                      FS VARIABLE SEPARATE ACCOUNT
                                  (Registrant)

                      By: FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                   (Depositor)

                      By: /S/ JAY S. WINTROB
                          ----------------------------------------------
                             Jay S. Wintrob
                             Executive Vice President


                      By: FIRST SUNAMERICA LIFE INSURANCE COMPANY
                      (Depositor, on behalf of itself and Registrant)

                      By: /S/ JAY S. WINTROB
                          ----------------------------------------------
                             Jay S. Wintrob
                             Executive Vice President

        As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



        SIGNATURE            TITLE                                    DATE
        ---------            -----                                    ----

ELI BROAD*              President, Chief Executive
---------------------   Officer, & Chairman of
Eli Broad               Board (Principal Executive Officer)


MARC H. GAMSIN*         Senior Vice President
---------------------   & Director
Marc H. Gamsin


N. SCOTT GILLIS*        Senior Vice President
---------------------   & Director
N. Scott Gillis


JAMES R. BELARDI*       Director
---------------------
James R. Belardi


DAVID W. FERGUSON*      Director
---------------------
David W. Ferguson


MARGERY K. NEALE*       Director
---------------------
Margery K. Neale


JANA W. GREER*          Director
---------------------
Jana W. Greer




THOMAS A. HARNETT*      Director
---------------------
Thomas A. Harnett


JAY S. WINTROB*         Director
---------------------
Jay S. Wintrob


/S/ SUSAN L. HARRIS     Director                              March 20, 2000
---------------------
Susan L. Harris


LESTER POLLACK*         Director
---------------------
Lester Pollack


RICHARD D. ROHR*        Director
---------------------
Richard D. Rohr



*By: /S/ SUSAN L. HARRIS     Attorney-in-Fact
    --------------------
     Susan L. Harris

Date:  March 20, 2000



** KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby constitutes and appoints SUSAN L. HARRIS AND CHRISTINE A. NIXON or each of them, as his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, as fully to all intents as he might or could do in person, including specifically, but without limiting the generality of the foregoing, to (i) take any action to comply with any rules, regulations or requirements of the Securities and Exchange Commission under the federal securities laws; (ii) make application for and secure any exemptions from the federal securities laws;
(iii) register additional annuity contracts under the federal securities laws, if registration is deemed necessary. The undersigned hereby ratifies and confirms all that said attorneys-in-fact and agents or any of them, or their substitutes, shall do or cause to be done by virtue thereof.



**/s/ GREGORY M. OUTCALT       Senior Vice President         March 20, 2000
------------------------       and Controller
Gregory M. Outcalt

                                  EXHIBIT INDEX



Exhibit                  Description
-------                  ------------

Exhibit 10               Consent of Independent Accountants